Regulatory Capital - Summary of the Most Significant Prudential Adjustments for ITAU UNIBANCO HOLDING (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of regulatory capital [Line Items]
Intangible assets	R$ (8,667)	R$ (7,381)	R$ (6,295)
Surplus of Common Equity Tier I Capital-Noncontrolling interests	286	909
ITAU UNIBANCO HOLDING [Member]
Disclosure of regulatory capital [Line Items]
Goodwill paid on the acquisition of investments	8,123	7,408
Intangible assets	5,456	3,254
Tax credits	5,208	3,678
Adjustments relating to the fair value of derivatives used as cash flow hedge, for hedged items that do not have their mark-to-market adjustments accounted for	(1,399)	(1,254)
Other	278	532
Total	R$ 17,952	R$ 14,527